Offsetting of financial assets and financial liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		¥ 210,254	¥ 68,217
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		174,930	26,739
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		35,324	41,478
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets		16,430	24,504
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		13,852	10,782
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		5,042	6,192
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		1,870,944	1,404,100
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		174,930	26,739
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		1,696,014	1,377,361
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		1,578,295	1,302,702
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		5,216	29,530
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		112,503	45,129
Derivative Liabilities
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	31,997	72,004
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	31,997	72,004
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	21,700	33,514
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	5,216	29,530
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	5,081	8,960
Trade Payables
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	281,295	60,056
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	174,930	26,739
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	106,365	33,317
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[2]	0	0
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[2]	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	106,365	33,317
Short-term borrowings
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	1,557,652	1,272,040
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[3]	1,557,652	1,272,040
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[3]	1,556,595	1,269,188
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[3]	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	1,057	2,852
Derivative Assets
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	34,382	37,847
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	34,382	37,847
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	16,430	24,504
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	13,852	10,782
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	4,100	2,561
Trade receivables
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	175,872	30,370
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	174,930	26,739
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	942	3,631
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[2]	0	0
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[2]	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	¥ 942	¥ 3,631

[1]	Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.
[2]	Amounts offset in the consolidated statements of financial position are related to repurchase transactions.
[3]	Short-term borrowings relate to repurchase agreements.